Concentration of Credit Risks - Committed Charter Income (Detail) - Fair Value, Concentration of Risk, Market Risk Management, Effects on Income or Net Assets [Member] - Time Charter [Member]
$ in Thousands
Dec. 31, 2015 USD ($)
Concentration Risk [Line Items]
2016:	$ 110,888
2017:	68,934
2018:	62,545
2019:	62,545
2020:	$ 62,545